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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: January 31, March 31, April 30, May 31, June 30, July 31, September 30 & December 31

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST - Iron Horse Fund									Item 1, Exhibit 65
Investment Company Act file number: 811-21720
Reporting Period: June 30, 2016-April 7, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Intel	INTC	458140100	5/19/2016	election of directors	MGMT	Y	For	For
2	AIG	AIG	026874784	5/11/2016	election of directors	MGMT	Y	For	For
3	Simon Property	SPG	828806109	5/10/2016	election of directors	MGMT	Y	For	For
4	Mead Johnson	MJN	582839106	5/11/2016	election of directors	MGMT	Y	For	For
5	Home Depot	HD	437076102	5/19/2016	election of directors	MGMT	Y	For	For
6	Amgen	AMGN	031162100	5/17/2016	election of directors	MGMT	Y	For	For
7	CVS	CVS	126650100	5/19/2019	election of directors	MGMT	Y	For	For
8	Dollar General	DG	256677105	5/25/2016	election of directors	MGMT	Y	For	For
9	Danaher	DHR	235851102	5/10/2016	election of directors	MGMT	Y	For	For
10	Southern	SO	842587107	5/25/2016	election of directors	MGMT	Y	For	For
11	Yum	YUM	988498101	5/20/2016	election of directors	MGMT	Y	For	For
12	Comcast	CMCSA	20030N101	5/19/2016	election of directors	MGMT	Y	For	For
13	Allstate	ALL	020002101	5/24/2016	election of directors	MGMT	Y	For	For
14	Merck	MRK	58933Y105	5/24/2016	election of directors	MGMT	Y	For	For
15	Chevron	CVX	166764100	5/25/2016	election of directors	MGMT	Y	For	For
16	PPL	PPL	69351T106	5/25/2016	election of directors	MGMT	Y	For	For
17	MCD	MCD	580135101	5/26/2016	election of directors	MGMT	Y	For	For
18	Exxon	XOM	30231G102	5/25/2016	election of directors	MGMT	Y	For	For
19	Blackrock	BLK	09247X101	5/25/2016	election of directors	MGMT	Y	For	For
20	Walmart	WMT	931142103	6/3/2016	election of directors	MGMT	Y	For	For
21	Baxalta	BXLT	07177M103	5/26/2016	election of directors	MGMT	Y	For	For
22	United Health Gr	UNH	91324P102	6/6/2016	election of directors	MGMT	Y	For	For
23	target	TGT	87612E106	6/8/2016	election of directors	MGMT	Y	For	For
24	Caterpilar	CAT	149123101	6/8/2016	election of directors	MGMT	Y	For	For
25	Google	GOOGL	02079K305	6/8/2016	election of directors	MGMT	Y	For	For
26	Delta Air	DAL	247361702	6/10/2016	election of directors	MGMT	Y	For	For
27	Priceline	PCLN	741503403	6/2/2016	election of directors	MGMT	Y	For	For
28	Mastercard	MA	57636Q104	6/28/2016	election of directors	MGMT	Y	For	For
29	AON	AON	G0408V102	6/24/2016	election of directors	MGMT	Y	For	For
30	Exxon	XOM	30231G102	5/24/2016	election of directors	MGMT	Y	For	For
31	Dolllar Tree	DLTR	256746108	6/16/2016	election of directors	MGMT	Y	For	For
32	Visa	V	92826C839	1/30/2017	election of directors	MGMT	Y	For	For
33	Emerson	EMR	291011104	2/7/2017	election of directors	MGMT	Y	For	For
34	Walgreen	WBA	931427108	1/25/2017	election of directors	MGMT	Y	For	For
35	Monsantoq	MON	61166W101	1/26/2017	election of directors	MGMT	Y	For	For
36	Apple	AAPL	037833100	2/27/2017	election of directors	MGMT	Y	For	For
37	Disney	DIS	254687106	3/7/2017	election of directors	MGMT	Y	For	For
38	Starbucks	SBUX	855244109	3/21/2017	election of directors	MGMT	Y	For	For

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Northern Lights Fund Trust

By (Signature and Title)*   /s/ Kevin Wolf

Kevin Wolf, President

Date: August 22, 2017

* Print the name and title of each signing officer under his or her signature.